Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred income tax assets:	$ 51,919	$ 34,912
Valuation allowance	(51,919)	(34,912)
Net total